Segment and geographical information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segment information

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2023
Sales
To external customers	$2,722	$2,602	$612	$517	$—	$6,454
To other segments	72	6	11	—	(89)	—
	$2,794	2,608	623	517	(89)	6,454
Cost of products sold	(2,215)	(1,594)	(555)	(409)	89	(4,685)
Freight and other distribution costs	(405)	(329)	(120)	(40)	—	(894)
Export duties, net	(8)	—	—	—	—	(8)
Amortization	(185)	(273)	(24)	(49)	(10)	(541)
Selling, general and administration	(164)	(96)	(25)	(21)	—	(307)
Equity-based compensation	—	—	—	—	(25)	(25)
Restructuring and impairment charges	(137)	—	(142)	—	—	(279)
Operating earnings (loss)	$(319)	$316	$(242)	$(3)	$(35)	$(284)

Total assets	3,606	4,338	333	691	446	$9,415
Total liabilities	507	551	125	149	861	$2,193
Capital expenditures	253	156	32	30	7	$477

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2022
Sales
To external customers	$4,381	$3,780	$802	$738	$—	$9,701
To other segments	84	9	5	—	(98)	—
	$4,465	$3,789	$807	$738	$(98)	$9,701
Cost of products sold	(2,489)	(1,677)	(596)	(479)	98	(5,142)
Freight and other distribution costs	(435)	(329)	(153)	(46)	—	(963)
Export duties, net	(18)	—	—	—	—	(18)
Amortization	(186)	(306)	(35)	(53)	(9)	(589)
Selling, general and administration	(194)	(106)	(32)	(28)	(5)	(365)
Equity-based compensation	—	—	—	—	(5)	(5)
Restructuring and impairment charges	(31)	—	(13)	(15)	—	(60)
Operating earnings (loss)	$1,111	$1,371	$(22)	$117	$(18)	$2,559

Total assets	3,685	4,637	456	730	465	$9,973
Total liabilities	553	622	90	170	919	$2,354
Capital expenditures	184	235	29	20	9	$477

Geographic distribution
The geographic distribution of non-current assets and external sales based on the location of product delivery is as follows:

	Non-current assets		Sales by geographic area
	2023	2022	2023	2022
United States	$2,689	$2,625	$4,251	$6,659
Canada	3,883	4,139	1,118	1,531
U.K and Europe	466	460	524	733
Asia	—	—	557	767
Other	—	—	4	11
	$7,038	$7,224	$6,454	$9,701